Quarterly Holdings Report
for
Fidelity® Capital Appreciation Fund
July 31, 2025
CAF-NPRT3-0925
1.804834.121
Common Stocks - 94.7%
	Shares	Value ($)
BRAZIL - 1.0%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
MercadoLibre Inc (b)	18,895	44,854,652
Financials - 0.4%
Banks - 0.4%
NU Holdings Ltd/Cayman Islands Class A (b)	1,998,036	24,415,999
TOTAL BRAZIL		69,270,651
CANADA - 2.3%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Canadian Natural Resources Ltd (United States)	1,056,400	33,487,880
Imperial Oil Ltd	59,850	4,990,235
		38,478,115
Financials - 1.7%
Capital Markets - 1.7%
Brookfield Corp Class A (United States)	1,780,251	119,365,830
TOTAL CANADA		157,843,945
CHINA - 0.8%
Communication Services - 0.6%
Interactive Media & Services - 0.6%
Tencent Holdings Ltd	620,000	43,407,588
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Hesai Group ADR (b)	593,495	11,276,405
TOTAL CHINA		54,683,993
GERMANY - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (b)	33,000	3,547,500
ISRAEL - 0.2%
Health Care - 0.2%
Biotechnology - 0.0%
Gamida Cell Ltd rights (b)(c)	2,169,053	22
Gamida Cell Ltd warrants 4/21/2028 (b)(c)	317,400	3
		25
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	1,069,000	16,516,050
TOTAL ISRAEL		16,516,075
KOREA (SOUTH) - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
SK Hynix Inc	68,800	13,253,401
NETHERLANDS - 1.4%
Financials - 0.2%
Financial Services - 0.2%
Adyen NV (b)(d)(e)	8,200	14,064,247
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
ASM International NV	35,400	17,270,350
ASML Holding NV	29,100	20,360,389
BE Semiconductor Industries NV	353,500	48,046,632
		85,677,371
TOTAL NETHERLANDS		99,741,618
TAIWAN - 1.6%
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	472,176	114,087,165
UNITED KINGDOM - 1.5%
Consumer Staples - 1.1%
Tobacco - 1.1%
British American Tobacco PLC	1,438,200	77,054,953
Financials - 0.3%
Capital Markets - 0.3%
3i Group PLC	351,500	19,206,723
Health Care - 0.1%
Biotechnology - 0.1%
Immunocore Holdings PLC ADR (b)	158,900	5,207,153
TOTAL UNITED KINGDOM		101,468,829
UNITED STATES - 85.6%
Communication Services - 9.2%
Entertainment - 0.1%
ROBLOX Corp Class A (b)	93,864	12,933,521
Interactive Media & Services - 8.3%
Alphabet Inc Class A	852,534	163,601,275
Alphabet Inc Class C	595,520	114,851,987
Epic Games Inc (b)(c)(f)	4,584	3,514,873
Meta Platforms Inc Class A	346,000	267,610,240
Reddit Inc Class A (b)	137,600	22,097,184
		571,675,559
Media - 0.3%
New York Times Co/The Class A	365,968	18,990,080
Wireless Telecommunication Services - 0.5%
T-Mobile US Inc	138,728	33,074,142
TOTAL COMMUNICATION SERVICES		636,673,302

Consumer Discretionary - 8.4%
Broadline Retail - 6.1%
Amazon.com Inc (b)	1,777,860	416,214,805
Savers Value Village Inc (b)	60,437	629,149
		416,843,954
Diversified Consumer Services - 0.2%
Service Corp International/US	213,526	16,294,169
Hotels, Restaurants & Leisure - 1.4%
Airbnb Inc Class A (b)	206,400	27,329,424
Kura Sushi USA Inc Class A (b)(g)	36,000	3,158,640
Planet Fitness Inc Class A (b)	429,570	46,904,748
Vail Resorts Inc	64,500	9,691,770
Viking Holdings Ltd (b)	186,300	10,939,536
		98,024,118
Household Durables - 0.3%
DR Horton Inc	134,400	19,197,696
Specialty Retail - 0.4%
Lowe's Cos Inc	130,900	29,265,313
TOTAL CONSUMER DISCRETIONARY		579,625,250

Consumer Staples - 1.5%
Beverages - 0.5%
Constellation Brands Inc Class A	193,800	32,372,352
Consumer Staples Distribution & Retail - 0.2%
Dollar Tree Inc (b)	153,451	17,424,361
Tobacco - 0.8%
Philip Morris International Inc	328,381	53,870,903
TOTAL CONSUMER STAPLES		103,667,616

Energy - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Cheniere Energy Inc	285,661	67,381,717
Energy Transfer LP	2,510,143	45,282,980
Enterprise Products Partners LP	1,177,566	36,492,770
Exxon Mobil Corp	475,749	53,112,618
MPLX LP	308,054	16,172,835
Shell PLC ADR	328,849	23,746,186
		242,189,106
Financials - 15.4%
Banks - 2.7%
Bank of America Corp	1,739,983	82,248,996
Wells Fargo & Co	1,256,435	101,306,354
		183,555,350
Capital Markets - 4.9%
Ares Capital Corp	787,266	17,815,830
Blue Owl Capital Corp	1,586,600	22,656,648
Blue Owl Capital Inc Class A	1,324,900	25,636,815
Cboe Global Markets Inc	227,280	54,783,571
Intercontinental Exchange Inc	461,200	85,243,597
Jefferies Financial Group Inc	95,961	5,533,111
LPL Financial Holdings Inc	125,400	49,624,542
Morgan Stanley	524,966	74,786,656
		336,080,770
Consumer Finance - 0.1%
Capital One Financial Corp	45,000	9,675,000
Financial Services - 5.6%
Apollo Global Management Inc	692,110	100,577,425
Fiserv Inc (b)	135,600	18,840,264
Mastercard Inc Class A	184,800	104,683,656
Rocket Cos Inc Class A (g)	1,803,400	26,636,218
Toast Inc Class A (b)	358,500	17,509,140
Visa Inc Class A	354,200	122,365,475
		390,612,178
Insurance - 2.1%
Arthur J Gallagher & Co	188,125	54,038,906
Chubb Ltd	125,143	33,293,044
Marsh & McLennan Cos Inc	193,400	38,525,280
The Travelers Companies, Inc.	79,227	20,618,034
		146,475,264
TOTAL FINANCIALS		1,066,398,562

Health Care - 5.0%
Biotechnology - 1.0%
Adamas Pharmaceuticals Inc rights (b)(c)	1,379,600	13,796
Adamas Pharmaceuticals Inc rights (b)(c)	1,379,600	14
Alnylam Pharmaceuticals Inc (b)	93,000	36,478,320
Arcellx Inc (b)	7,800	556,842
Beam Therapeutics Inc (b)(g)	538,000	10,603,980
Exact Sciences Corp (b)	383,700	18,014,715
Krystal Biotech Inc (b)	19,100	2,938,917
		68,606,584
Health Care Providers & Services - 1.9%
Cigna Group/The	112,400	30,053,512
HealthEquity Inc (b)	25,000	2,425,000
Humana Inc	107,900	26,960,973
UnitedHealth Group Inc	300,800	75,067,648
		134,507,133
Health Care Technology - 0.2%
Veeva Systems Inc Class A (b)	40,600	11,538,519
Life Sciences Tools & Services - 0.7%
Codexis Inc (b)(g)	237,468	636,414
Thermo Fisher Scientific Inc	96,077	44,933,292
		45,569,706
Pharmaceuticals - 1.2%
Eli Lilly & Co	25,100	18,575,757
Royalty Pharma PLC Class A	1,830,500	67,362,400
		85,938,157
TOTAL HEALTH CARE		346,160,099

Industrials - 14.4%
Aerospace & Defense - 3.2%
Anduril Industries Inc Class B (c)(f)	800	32,704
Boeing Co (b)	624,141	138,459,440
GE Aerospace	318,030	86,211,572
		224,703,716
Construction & Engineering - 0.7%
EMCOR Group Inc	72,700	45,618,523
Electrical Equipment - 2.4%
GE Vernova Inc	222,620	146,993,760
Vertiv Holdings Co Class A	138,239	20,127,598
		167,121,358
Machinery - 4.8%
Allison Transmission Holdings Inc	779,900	70,245,593
Deere & Co	138,400	72,572,808
Ingersoll Rand Inc	240,000	20,311,200
PACCAR Inc	585,400	57,814,104
Westinghouse Air Brake Technologies Corp	570,200	109,506,910
		330,450,615
Professional Services - 3.0%
Equifax Inc	88,000	21,140,240
KBR Inc	627,200	29,315,328
Paycom Software Inc	252,571	58,480,289
Paylocity Holding Corp (b)	176,330	32,599,890
SS&C Technologies Holdings Inc	700,419	59,871,817
UL Solutions Inc Class A (g)	75,000	5,484,000
		206,891,564
Trading Companies & Distributors - 0.3%
Watsco Inc	46,684	21,048,882
TOTAL INDUSTRIALS		995,834,658

Information Technology - 24.9%
Communications Equipment - 0.6%
Arista Networks Inc	339,352	41,814,953
Semiconductors & Semiconductor Equipment - 12.3%
Advanced Micro Devices Inc (b)	365,200	64,388,412
Astera Labs Inc (b)	12,000	1,640,760
Broadcom Inc	458,146	134,557,480
First Solar Inc (b)	40,100	7,006,673
Marvell Technology Inc	246,900	19,843,353
NVIDIA Corp	3,477,260	618,500,237
		845,936,915
Software - 8.5%
Asapp Inc warrants 8/28/2028 (b)(c)(f)	1,620,156	1,620,156
Figma Inc Class A	16,800	554,400
Microsoft Corp	1,017,910	543,054,985
Monday.com Ltd (b)	64,100	16,812,789
Nutanix Inc Class A (b)	107,445	8,076,641
OpenAI Global LLC rights (b)(c)(f)	3,900,800	5,734,176
Riot Platforms Inc (b)	985,300	13,212,873
		589,066,020
Technology Hardware, Storage & Peripherals - 3.5%
Apple Inc	837,808	173,903,807
Dell Technologies Inc Class C	146,200	19,399,278
Seagate Technology Holdings PLC	132,800	20,850,928
Western Digital Corp	355,300	27,958,557
		242,112,570
TOTAL INFORMATION TECHNOLOGY		1,718,930,458

Materials - 1.3%
Chemicals - 0.3%
Sherwin-Williams Co/The	73,100	24,187,328
Construction Materials - 0.2%
Martin Marietta Materials Inc	20,300	11,670,064
Containers & Packaging - 0.3%
International Paper Co	386,000	18,041,640
Metals & Mining - 0.5%
Carpenter Technology Corp	140,934	35,147,530
TOTAL MATERIALS		89,046,562

Real Estate - 0.7%
Health Care REITs - 0.2%
Ventas Inc	155,145	10,422,641
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (b)	83,032	12,931,404
Zillow Group Inc Class A (b)	50,000	3,837,500
		16,768,904
Retail REITs - 0.3%
Simon Property Group Inc	108,975	17,849,015
TOTAL REAL ESTATE		45,040,560

Utilities - 1.3%
Electric Utilities - 1.3%
Exelon Corp	432,065	19,417,001
FirstEnergy Corp	330,592	14,119,584
NextEra Energy Inc	816,093	57,991,569
		91,528,154
TOTAL UNITED STATES		5,915,094,327
TOTAL COMMON STOCKS (Cost $4,748,336,419)		6,545,507,504

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (c)(f)(h) (Cost $1,333,500)	1,333,500	1,305,230

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (b)(c)(f)	677	935,215
Canva Australia Holdings Pty Ltd Series A2 (b)(c)(f)	123	169,913

TOTAL AUSTRALIA		1,105,128
UNITED STATES - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(f)	41,000	539,560
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(f)	153,900	303,183
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (c)(f)	129,596	5,297,884
Anduril Industries Inc Series G (c)(f)	7,700	314,776
		5,612,660
Information Technology - 0.2%
IT Services - 0.1%
X.Ai Holdings Corp Series C (c)(f)	227,600	8,321,056
Software - 0.1%
Asapp Inc Series C (b)(c)(f)	513,013	815,691
Asapp Inc Series D (b)(c)(f)	2,823,822	3,727,445
		4,543,136
TOTAL INFORMATION TECHNOLOGY		12,864,192

Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc Series C2 (b)(c)(f)	110,923	1,389,865
Illuminated Holdings Inc Series C3 (b)(c)(f)	138,654	1,737,335
Illuminated Holdings Inc Series C4 (b)(c)(f)	37,518	470,101
Illuminated Holdings Inc Series C5 (b)(c)(f)	75,216	942,456
		4,539,757
TOTAL UNITED STATES		23,859,352
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $35,902,707)		24,964,480

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (c)(f)(h) (Cost $1,724,100)	1,724,100	2,084,437

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.33	329,522,494	329,588,399
Fidelity Securities Lending Cash Central Fund (j)(k)	4.33	42,479,049	42,483,297
TOTAL MONEY MARKET FUNDS (Cost $372,071,696)			372,071,696

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $5,159,368,422)	6,945,933,347
NET OTHER ASSETS (LIABILITIES) - (0.4)% (i)	(30,663,801)
NET ASSETS - 100.0%	6,915,269,546

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	794	Sep 2025	253,057,725	(2,038,912)	(2,038,912)

The notional amount of futures purchased as a percentage of Net Assets is 3.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $14,064,247 or 0.2% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,064,247 or 0.2% of net assets.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,256,056 or 0.6% of net assets.

(g)	Security or a portion of the security is on loan at period end.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Includes $20,487,887 of cash collateral to cover margin requirements for futures contracts.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	523,193

Anduril Industries Inc Class B	6/16/25	32,706

Anduril Industries Inc Series F	8/07/24	2,816,976

Anduril Industries Inc Series G	4/17/25	314,798

Asapp Inc Series C	4/30/21	3,384,398

Asapp Inc Series D	8/29/23	10,904,189

Asapp Inc warrants 8/28/2028	8/29/23	2

Canva Australia Holdings Pty Ltd Series A	9/22/23	722,130

Canva Australia Holdings Pty Ltd Series A2	9/22/23	131,199

ElevateBio LLC Series C	3/09/21	645,611

Epic Games Inc	3/29/21	4,056,840

Illuminated Holdings Inc 15%	6/14/23	1,333,500

Illuminated Holdings Inc 15%	9/27/23	1,724,100

Illuminated Holdings Inc Series C2	7/07/20	2,773,075

Illuminated Holdings Inc Series C3	7/07/20	4,159,620

Illuminated Holdings Inc Series C4	1/08/21	1,350,648

Illuminated Holdings Inc Series C5	6/16/21	3,249,331

OpenAI Global LLC rights	9/30/24	3,900,800

X.Ai Holdings Corp Series C	11/22/24	4,927,540

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	302	2,076,703,818	1,747,115,721	3,957,504	-	-	329,588,399	329,522,494	0.6%
Fidelity Securities Lending Cash Central Fund	30,070,303	381,308,950	368,895,956	949,449	-	-	42,483,297	42,479,049	0.2%
Total	30,070,605	2,458,012,768	2,116,011,677	4,906,953	-	-	372,071,696

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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